LONG-TERM DEBT AND OTHER DEBTS - Schedule of Weighted Average All-In Interest Rate (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Long-term debt, carrying amount	$ 279,574,884	$ 224,942,365
Revolving Credit Facility, Revolving Credit Agreement, SOFR Loans US
Disclosure of detailed information about borrowings [line items]
Long-term debt, carrying amount	$ 70,000,000
Revolving Credit Facility, Revolving Credit Agreement, SOFR Loans US | Top of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	8.94%
Revolving Credit Facility, Revolving Credit Agreement, SOFR Loans US | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	6.94%
Revolving Credit Facility, Revolving Credit Agreement, SOFR Loans US | Stamping Fee Rate | Top of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	3.50%
Revolving Credit Facility, Revolving Credit Agreement, SOFR Loans US | Stamping Fee Rate | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	1.50%
Revolving Credit Facility, Revolving Credit Agreement, Base Loans US
Disclosure of detailed information about borrowings [line items]
Long-term debt, carrying amount	$ 42,200,000
Revolving Credit Facility, Revolving Credit Agreement, Base Loans US | Top of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	11.25%
Revolving Credit Facility, Revolving Credit Agreement, Base Loans US | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	9.25%
Revolving Credit Facility, Revolving Credit Agreement, Base Loans US | Stamping Fee Rate | Top of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	0.50%
Revolving Credit Facility, Revolving Credit Agreement, Base Loans US | Stamping Fee Rate | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	0.25%
Revolving Credit Facility, Revolving Credit Agreement | Weighted Average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	8.00%	6.96%
Revolving Credit Facility, Revolving Credit Agreement, US
Disclosure of detailed information about borrowings [line items]
Long-term debt, carrying amount		$ 70,000,000
Revolving Credit Facility, Revolving Credit Agreement, US | Top of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)		6.98%
Revolving Credit Facility, Revolving Credit Agreement, US | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)		6.94%
Revolving Credit Facility, Revolving Credit Agreement, US | Stamping Fee Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)		1.50%